Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [table]
Balance at beginning of period	$ 20,098	$ 22,383
Additions	739	0
Tenant improvement - lease incentive	(733)	0
Depreciation	2,938	2,699	$ 3,200
Adjustments	0	414
Balance at end of period	17,166	20,098	22,383
Lease Liabilities [Table]
Balance at beginning of period	35,348	37,843
Additions	1,016	0
Cash paid for rent - principal - financing cash flow	3,375	2,908	1,678
Cash paid for rent - interest	2,181	2,354
Interest expense	2,181	2,354	2,495
Adjustments	0	414
Balance at end of period	32,990	35,348	37,843
Short-term and Long-term portion of lease liability [Table]
Short-term Portion of Lease Liability	3,950	3,261
Long-term Portion of Lease Liability	29,040	32,088
Total lease liabilities	32,990	35,348	37,843
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	40,893
Interest	7,903
Total lease liabilities	32,990	35,348	$ 37,843
Short-term and Long-term of lease receivables [Table]
Short-term Portion of Lease Receivable	415	381
Long-term Portion of Lease Receivable	1,285	$ 1,700
Total Lease Receivable	1,700
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	1,892
Unearned Finance income	192
Net investment in the lease	1,700
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,927
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	504
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,591
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	513
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,754
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	523
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,168
Finance lease payments receivable [Line Items]
Undiscounted finance lease payments to be received	353
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,419
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 12,033